united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of Registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Richard Malinowski

c/o Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/19

Item 1. Reports to Stockholders.

The North Country Funds

Equity Growth Fund Intermediate Bond Fund

Semi-Annual Report May 31, 2019

Investment Adviser
North Country Investment Advisers, Inc.
250 Glen Street
Glens Falls, NY 12801

Administrator and Fund Accountant Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, NY 11788 Investor Information: (888) 350-2990
This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.northcountryfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

North Country Equity Growth Fund
Portfolio Summary (Unaudited)
May 31, 2019

Industries	% of Net Assets	Industries	% of Net Assets
Common Stock	98.7%	Insurance	1.5%
Internet	17.8%	Telecommunications	1.3%
Diversified Financial Services	10.7%	Electronics	1.3%
Software	9.8%	Cosmetics/Personal Care	1.3%
Retail	8.4%	Electric	1.2%
Pharmaceuticals	6.1%	Airlines	1.2%
Banks	5.4%	Commercial Services	1.1%
Healthcare-Products	5.3%	Aerospace/Defense	0.9%
Computers	4.7%	Apparel	0.9%
Oil & Gas - 4.0%	4.0%	REITS	0.8%
Biotechnology	2.8%	Media	0.4%
Healthcare-Services	2.5%	Semiconductors	0.2%
Beverages	2.4%	Money Market Fund	1.3%
Building Materials	2.3%	Other assets less liabilities	0.0%
Transportation	2.2%
Chemicals	2.2%	Total Net Assets	100.0%

Top Ten Holdings	% of Net Assets	Top Ten Holdings	% of Net Assets
Amazon.com, Inc.	6.8%	Facebook, Inc.	3.6%
Visa, Inc.	6.8%	Netflix, Inc.	3.2%
Apple, Inc.	4.7%	Domino’s Pizza, Inc.	3.0%
Microsoft Corp.	4.2%	salesforce.com, Inc.	2.6%
Alphabet, Inc.	3.6%	UnitedHealth Group, Inc.	2.5%

North Country Intermediate Bond Fund
Portfolio Summary (Unaudited)
May 31, 2019

Industries	% of Net Assets	Industries	% of Net Assets
Corporate Bonds	54.0%	Computers	1.3%
Banks	16.7%	Auto Manufacturers	0.7%
Telecommunications	7.6%	Software	0.7%
Oil & Gas	4.6%	REIT	0.7%
Beverages	3.4%	Transportation	0.7%
Insurance	3.4%	Household Products/Wares	0.7%
Pharmaceuticals	3.0%	Media	0.4%
Electric	2.9%	U.S. Government Agency Obligations	41.7%
Aerospace / Defense	2.3%	Government Agencies	37.7%
Retail	2.3%	U.S. Government Securities	4.0%
Food	1.3%	Money Market Fund	3.7%
Chemicals	1.3%	Other Assets Less Liabilities	0.6%
		Total Net Assets	100.0%

Top Ten Holdings	% of Net Assets
Federal Home Loan Bank, 3.40%, due 3/14/2029	4.0%
Federal Farm Credit Bank, 3.15%, due 4/3/2028	2.8%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, due 4/13/2028	2.7%
Federal Home Loan Bank, 2.75%, due 12/13/2024	2.7%
Federal National Mortgage Association, 2.625%, due 9/6/2024	2.7%
Wells Fargo & Co., 3.45%, due 2/13/2023	2.7%
Federal Farm Credit Bank, 2.35%, due 8/14/2024	2.7%
Federal Farm Credit Bank, 3.27%, due 3/22/2029	2.7%
U.S. Treasury Inflation Protected Security, 2.125%, due 2/29/2024	2.6%
Georgia Power Co., 3.25%, due 3/30/2027	2.6%

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

		Fair
Shares		Value
COMMON STOCK - 98.7%
Aerospace/Defense - 0.9%
2,000	Boeing Co.	$683,220
2,400	Raytheon Co.	418,800
		1,102,020
Airlines - 1.2%
30,000	Southwest Airlines Co.	1,428,000

Apparel - 0.9%
13,400	NIKE, Inc.	1,033,676

Banks - 5.4%
100,385	Bank of America Corp.	2,670,241
2,600	Goldman Sachs Group, Inc.	474,474
19,300	JPMorgan Chase & Co.	2,045,028
35,000	Morgan Stanley	1,424,150
		6,613,893
Beverages - 2.4%
19,000	Monster Beverage Corp. *	1,175,340
14,200	PepsiCo., Inc.	1,817,600
		2,992,940
Biotechnology - 2.8%
2,000	Alexion Pharmaceuticals, Inc. *	227,360
12,500	Amgen, Inc.	2,083,750
1,000	Biogen, Inc. *	219,290
7,000	Celgene Corp. *	656,530
600	Regeneron Pharmaceuticals, Inc. *	181,032
		3,367,962
Building Materials - 2.3%
55,000	Masco Corp.	1,920,600
7,100	Vulcan Materials Co.	886,861
		2,807,461
Chemicals - 2.2%
2,700	Air Products & Chemicals, Inc.	549,693
3,000	International Flavors & Fragrances, Inc.	406,260
4,000	Sherwin-Williams Co.	1,677,800
		2,633,753
Commercial Services - 1.1%
3,900	Ecolab, Inc.	717,951
6,000	PayPal Holdings, Inc. *	658,500
		1,376,451
Computers - 4.7%
32,700	Apple, Inc.	5,724,789

Cosmetics/Personal Care - 1.3%
15,500	Procter & Gamble Co.	1,595,105
		Fair
Shares		Value
Diversified Financial Services - 10.7%
3,570	BlackRock, Inc.	$1,483,549
16,000	Capital One Financial Corp.	1,373,920
23,650	Intercontinental Exchange, Inc.	1,944,266
51,200	Visa, Inc.	8,260,096
		13,061,831
Electric - 1.2%
7,100	Alliant Energy Corp.	336,966
4,150	Dominion Energy, Inc.	311,997
2,250	Duke Energy Corp.	192,623
2,000	Exelon Corp.	96,160
1,750	NextEra Energy, Inc.	346,868
3,950	Southern Co.	211,325
		1,495,939
Electronics - 1.3%
10,000	Honeywell International, Inc.	1,643,100

Healthcare-Products - 5.3%
14,750	Abbott Laboratories	1,122,917
6,300	Boston Scientific Corp. *	241,983
5,000	Danaher Corp.	660,050
11,400	Medtronic PLC	1,055,412
11,000	Stryker Corp.	2,015,640
5,245	Thermo Fisher Scientific, Inc.	1,400,310
		6,496,312
Healthcare-Services - 2.5%
12,500	UnitedHealth Group, Inc.	3,022,500

Insurance - 1.5%
9,550	Berkshire Hathaway, Inc. *	1,885,361

Internet - 17.8%
4,000	Alphabet, Inc. - Class A *	4,426,000
4,690	Amazon.com, Inc. *	8,325,078
24,800	Facebook, Inc. *	4,401,256
11,275	Netflix, Inc. *	3,870,482
20,000	Twitter, Inc. *	728,800
		21,751,616
Media - 0.4%
3,750	Walt Disney Co.	495,150

Oil & Gas - 4.0%
7,000	Anadarko Petroleum Corp.	492,590
12,500	Chevron Corp.	1,423,125
1,950	EOG Resources, Inc.	159,666
9,000	Exxon Mobil Corp.	636,930
14,800	Occidental Petroleum Corp.	736,596
18,000	Phillips 66	1,454,400
		4,903,307

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

		Fair
Shares		Value
COMMON STOCK - 98.7% (Continued)
Pharmaceuticals - 6.1%
2,100	Eli Lilly & Co.	$243,474
18,500	Johnson & Johnson	2,426,275
27,900	Merck & Co., Inc.	2,209,959
54,500	Pfizer, Inc.	2,262,840
3,500	Zoetis, Inc.	353,675
		7,496,223
REITS - 0.8%
1,400	American Tower Corp.	292,278
500	AvalonBay Communities, Inc.	101,505
750	Boston Properties, Inc.	98,123
3,350	Equity Residential	256,510
1,375	Simon Property Group, Inc.	222,874
		971,290
Retail - 8.4%
5,100	Costco Wholesale Corp.	1,221,858
13,000	Domino’s Pizza, Inc.	3,633,500
8,800	Home Depot, Inc.	1,670,680
2,600	McDonald’s Corp.	515,502
15,100	TJX Cos., Inc.	759,379
24,300	Wal-Mart Stores, Inc.	2,464,992
		10,265,911
Semiconductors - 0.2%
5,000	Intel Corp.	220,200
		Fair
Shares		Value

Software - 9.8%
17,500	Activision Blizzard, Inc.	$758,975
10,000	Adobe, Inc. *	2,709,000
41,800	Microsoft Corp.	5,169,824
5,000	Oracle Corp.	253,000
20,700	salesforce.com, Inc. *	3,134,187
		12,024,986
Telecommunications - 1.3%
16,000	Cisco Systems, Inc.	832,480
15,000	Verizon Communications, Inc.	815,250
		1,647,730
Transportation - 2.2%
9,000	FedEx Corp.	1,388,520
2,800	Union Pacific Corp.	466,984
9,000	United Parcel Service, Inc.	836,280
		2,691,784
TOTAL COMMON STOCK (Cost - $59,158,153)		120,749,290

MONEY MARKET FUND - 1.3%
1,540,044	BlackRock Liquidity Funds Treasury
	Trust Fund - Institutional Shares, 2.25% (a)	1,540,044
TOTAL MONEY MARKET FUND (Cost - $1,540,044)

TOTAL INVESTMENTS - 100.0%
(Cost - $60,698,197)		$122,289,334
Other assets less liabilities - 0.0%		28,030
TOTAL NET ASSETS - 100.0%		$122,317,364

PLC - Public Limited Company

*	Non-income producing security.

(a)	Money market fund; interest rate reflects seven-day effective yield on May 31, 2019.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2019

Principal		Fair
Amount		Value
CORPORATE BONDS - 54.0%
Aerospace / Defense - 2.3%
	Boeing Co.
$250,000	2.25%, due 6/15/2026	$240,206
1,000,000	3.25%, due 3/1/2028	1,016,382
	General Dynamics Corp.
500,000	2.25%, due 11/15/2022	498,499
		1,755,087
Auto Manufacturers - 0.7%
	Ford Motor Co.
500,000	6.625%, due 10/1/2028	547,673

Banks - 16.7%
	Bank of America Corp.
1,000,000	4.00%, due 1/22/2025	1,032,811
500,000	4.183%, due 11/25/2027	515,918
	Bank of NY Mellon Corp.
1,000,000	3.25%, due 5/16/2027	1,020,356
	Citigroup, Inc.
500,000	4.45%, due 9/29/2027	523,294
	Goldman Sachs Group, Inc.
500,000	3.625%, due 1/22/2023	513,393
500,000	3.85%, due 1/26/2027	511,049
	JPMorgan Chase & Co.
1,000,000	3.875%, due 9/10/2024	1,039,661
1,000,000	3.125%, due 1/23/2025	1,008,923
500,000	3.30%, due 4/1/2026	506,389
	Morgan Stanley
1,000,000	3.625%, due 1/20/2027	1,018,982
1,000,000	3.95%, due 4/23/2027	1,020,854
	US Bancorp.
500,000	3.60%, due 9/11/2024	520,965
500,000	3.10%, due 4/27/2026	504,300
	Wells Fargo & Co.
2,000,000	3.45%, due 2/13/2023	2,034,312
1,000,000	3.00%, due 2/19/2025	1,000,993
		12,772,200
Beverages - 3.4%
	Anheuser-Busch InBev Worldwide, Inc.
2,000,000	4.00%, due 4/13/2028	2,086,964
	Coca-Cola Co.
500,000	2.55%, due 6/1/2026	497,165
		2,584,129
Chemicals - 1.3%
	Air Products & Chemicals, Inc.
500,000	2.75%, due 2/3/2023	505,977
	Praxair, Inc.
500,000	2.45%, due 2/15/2022	502,222
		1,008,199
Principal		Fair
Amount		Value
Computers - 1.3%
	Apple, Inc.
$1,000,000	2.90%, due 9/12/2027	$1,000,057

Electric - 2.9%
	Duke Energy Florida LLC
250,000	3.10%, due 8/15/2021	252,949
	Georgia Power Co.
2,000,000	3.25%, due 3/30/2027	1,999,584
		2,252,533
Food - 1.3%
	Campbell Soup Co.
1,000,000	4.15%, due 3/15/2028	1,013,101

Household Products/Wares - 0.7%
	Kimberly-Clark Corp.
500,000	2.40%, due 3/1/2022	499,580

Insurance - 3.4%
	Aflac, Inc.
1,000,000	4.00%, due 2/15/2022	1,041,192
	American International Group, Inc.
1,000,000	3.90%, due 4/1/2026	1,025,666
	MetLife, Inc.
500,000	3.00%, due 3/1/2025	507,811
		2,574,669
Media - 0.4%
	TWDC Enterprises 18 Corp.
300,000	3.15%, due 9/17/2025	309,335

Oil & Gas - 4.6%
	BP Capital Markets PLC
1,000,000	2.75%, due 5/10/2023	1,002,491
1,000,000	3.535%, due 11/4/2024	1,039,185
500,000	3.017%, due 1/16/2027	496,090
	Occidental Petroleum Corp.
1,000,000	3.40%, due 4/15/2026	1,001,864
		3,539,630
Pharmaceuticals - 3.0%
	CVS Health Corp.
1,000,000	4.30%, due 3/25/2028	1,030,805
	Merck & Co., Inc.
1,000,000	2.80%, due 5/18/2023	1,015,545
	Pfizer, Inc.
250,000	2.75%, due 6/3/2026	250,234
		2,296,584
REIT - 0.7%
	Simon Property Group LP
500,000	3.375%, due 6/15/2027	511,566

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Principal		Fair
Amount		Value
CORPORATE BONDS - 54.0% (Continued)
Retail - 2.3%
	Lowe’s Cos., Inc.
$1,000,000	3.10%, due 5/3/2027	$988,225
	McDonald’s Corp.
500,000	2.625%, due 1/15/2022	501,194
	Target Corp.
250,000	2.50%, due 4/15/2026	247,301
		1,736,720
Software - 0.7%
	Oracle Corp.
500,000	3.40%, due 7/8/2024	516,312

Telecommunications - 7.6%
	AT&T, Inc.
1,800,000	3.00%, due 2/15/2022	1,815,205
1,000,000	3.60%, due 2/17/2023	1,025,999
	Cisco Systems, Inc.
1,000,000	3.50%, due 6/15/2025	1,053,269
	Verizon Communications, Inc.
1,000,000	5.15%, due 9/15/2023	1,104,974
500,000	4.15%, due 3/15/2024	531,441
	Vodafone Group PLC
250,000	4.375%, due 3/16/2021	257,326
		5,788,214
Transportation - 0.7%
	Union Pacific Corp.
500,000	2.75%, due 4/15/2023	504,593

TOTAL CORPORATE BONDS
(Cost - $40,745,386)		41,210,182

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.7%
Government Agencies - 37.7%
	Federal Farm Credit Bank
2,000,000	2.35%, due 8/14/2024	2,033,079
500,000	3.10%, due 12/6/2024	527,200
750,000	2.62%, due 11/17/2025	768,722
500,000	2.57%, due 5/11/2026	500,001
2,000,000	2.60%, due 5/26/2026	1,974,569
1,500,000	2.09%, due 9/8/2026	1,462,265
Principal		Fair
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.7% (Continued)
Government Agencies - 37.7% (Continued)
	Federal Farm Credit Bank
$500,000	2.59%, due 8/2/2027	$508,324
1,000,000	2.73%, due 12/20/2027	1,024,929
1,000,000	2.875%, due 1/18/2028	1,038,257
2,000,000	3.15%, due 4/3/2028	2,117,421
1,500,000	3.73%, due 9/20/2028	1,522,485
2,000,000	3.27%, due 3/22/2029	2,029,029
	Federal Home Loan Bank
2,000,000	2.75%, due 12/13/2024	2,072,874
1,000,000	2.625%, due 9/12/2025	1,031,080
1,000,000	2.60%, due 12/4/2025	1,022,220
500,000	2.70%, due 12/29/2025	512,419
500,000	2.375%, due 9/10/2027	500,246
1,000,000	3.25%, due 9/8/2028	1,068,663
3,000,000	3.40%, due 3/14/2029	3,038,145
	Federal National Mortgage Association
2,000,000	2.625%, due 9/6/2024	2,059,045
2,000,000	2.125%, due 4/24/2026	1,995,336
(Cost - $28,353,446)		28,806,309

U.S. Government Securities - 4.0%
	U.S. Treasury Inflation Protected Security
2,000,000	2.125%, due 2/29/2024	2,016,562
1,000,000	2.50%, due 2/28/2026	1,029,961
(Cost - $2,957,657)		3,046,523

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost - $31,311,103)		31,852,832

MONEY MARKET FUND - 3.7%
	BlackRock Liquidity Funds Treasury
2,839,996	Trust Fund - Institutional Shares, 2.25% (a)	2,839,996
TOTAL MONEY MARKET FUND (Cost - $2,839,996)

TOTAL INVESTMENTS - 99.4%
(Cost - $74,896,485)		$75,903,010
Other assets less liabilities - 0.6%		450,047
TOTAL NET ASSETS - 100.0%		$76,353,057

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)	Money market fund; interest rate reflects seven-day effective yield on May 31, 2019.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2019

	Equity	Intermediate
	Growth Fund	Bond Fund
ASSETS:
Investments in securities, at fair value
(Cost $60,698,197 and $74,896,485 respectively)	$122,289,334	$75,903,010
Dividends and interest receivable	189,493	528,978
Receivable for fund shares sold	4,128	78
Prepaid expenses and other assets	9,367	11,036
Total Assets	122,492,322	76,443,102

LIABILITIES:
Accrued advisory fees	80,758	32,001
Payable for fund shares redeemed	54,139	10,550
Accrued administrative fees	10,267	10,813
Accrued audit fees	9,748	9,748
Accrued legal fees	6,200	6,067
Payable to related parties	3,212	2,519
Accrued transfer agent fees	2,696	8,464
Accrued printing fees	2,507	4,707
Accrued expenses and other liabilities	5,431	5,176
Total Liabilities	174,958	90,045
Net Assets	$122,317,364	$76,353,057

NET ASSETS CONSIST OF:
Paid in capital	$55,822,948	$75,867,550
Accumulated earnings	66,494,416	485,507
Net Assets	$122,317,364	$76,353,057

Shares outstanding (unlimited number of shares authorized; no par value)	6,916,828	7,405,125

Net asset value, offering and redemption price per share ($122,317,364/6,916,828 and $76,353,057/7,405,125, respectively)	$17.68	$10.31

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2019

	Equity	Intermediate
	Growth Fund	Bond Fund

INVESTMENT INCOME:
Dividends	$889,044	$—
Interest	24,328	1,057,055
Total investment income	913,372	1,057,055

EXPENSES:
Investment advisory fees	464,006	179,997
Administration and fund accounting fees	84,102	64,140
Legal fees	24,932	24,932
Transfer agency fees	18,249	18,848
Trustees’ fees	9,972	5,984
Printing expense	9,473	7,979
Audit fees	8,727	8,727
Chief Compliance Officer fees	7,480	5,485
Custody fees	6,483	4,239
Registration and filing fees	6,233	6,234
Insurance expense	3,491	2,244
Miscellaneous expenses	499	499
Total expenses	643,647	329,308

Net investment income	269,725	727,747

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions	4,574,100	(149,846)
Net change in unrealized appreciation (depreciation) of investments	(4,613,164)	4,144,889
Net realized and unrealized gain (loss) on investments	(39,064)	3,995,043
Net increase in net assets resulting from operations	$230,661	$4,722,790

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months ended	For the Year
	May 31, 2019	Ended
	(Unaudited)	November 30, 2018

FROM OPERATIONS:
Net investment income	$269,725	$376,138
Net realized gain from investment transactions	4,574,100	8,389,286
Net change in unrealized appreciation (depreciation)	(4,613,164)	444,978
Net increase in net assets resulting from operations	230,661	9,210,402

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(8,683,827)	(8,201,544)

CAPITAL SHARE TRANSACTIONS (Note 4)	2,792,138	(733,696)

Net increase (decrease) in net assets	(5,661,028)	275,162

NET ASSETS:
Beginning of period	127,978,392	127,703,230

End of period	$122,317,364	$127,978,392

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months ended	For the Year
	May 31, 2019	Ended
	(Unaudited)	November 30, 2018

FROM OPERATIONS:
Net investment income	$727,747	$1,413,469
Net realized loss from investment transactions	(149,846)	(394,458)
Net change in unrealized appreciation (depreciation)	4,144,889	(2,681,860)
Net increase (decrease) in net assets resulting from operations	4,722,790	(1,662,849)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(719,357)	(1,405,670)

CAPITAL SHARE TRANSACTIONS (Note 4)	1,161,175	355,318

Net increase (decrease) in net assets	5,164,608	(2,713,201)

NET ASSETS:
Beginning of period	71,188,449	73,901,650

End of period	$76,353,057	$71,188,449

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended		For the Year Ended November 30,
	May 31, 2019		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$18.99		$18.87	$15.54	$16.00	$16.21	$14.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.04		0.05	0.07	0.06	0.06	0.06
Net realized and unrealized gains (losses) on investments	(0.06)		1.28	3.59	0.27	0.84	1.79
Total from investment operations	(0.02)		1.33	3.66	0.33	0.90	1.85
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.04)		(0.07)	(0.07)	(0.05)	(0.06)	(0.10)
Distribution from net realized gains from security transactions	(1.25)		(1.14)	(0.26)	(0.74)	(1.05)	(0.31)
Total distributions	(1.29)		(1.21)	(0.33)	(0.79)	(1.11)	(0.41)
Net asset value, end of period	$17.68		$18.99	$18.87	$15.54	$16.00	$16.21
Total return (2)	0.23	% (4)	7.52%	23.96%	2.33%	6.24%	12.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$122,317		$127,978	$127,703	$120,238	$129,708	$124,993
Ratios to average net assets:
Expenses	1.04	% (3)	1.03%	1.03%	1.03%	1.02%	1.03%
Net investment income	0.44	% (3)	0.29%	0.39%	0.43%	0.36%	0.41%
Portfolio turnover rate	11	% (4)	22%	12%	21%	28%	29%

(1)	Net investment income per share is based on average shares outstanding during the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended		For the Year Ended November 30,
	May 31, 2019		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$9.76		$10.17	$10.14	$10.18	$10.31	$10.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.10		0.19	0.17	0.17	0.18	0.19
Net realized and unrealized gains (losses) on investments	0.55		(0.41)	0.04	(0.04)	(0.14)	0.06
Total from investment operations	0.65		(0.22)	0.21	0.13	0.04	0.25
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.10)		(0.19)	(0.18)	(0.17)	(0.17)	(0.19)
Total distributions	(0.10)		(0.19)	(0.18)	(0.17)	(0.17)	(0.19)
Net asset value, end of period	$10.31		$9.76	$10.17	$10.14	$10.18	$10.31
Total return (2)	6.68	% (4)	(2.17)%	2.08%	1.25%	0.42%	2.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$76,353		$71,188	$73,902	$78,565	$76,001	$66,033
Ratios to average net assets:
Expenses, before waiver	0.91	% (3)	0.89%	0.88%	0.84%	0.84%	0.88%
Expenses, after waiver	0.91	% (3)	0.89%	0.88%	0.82%	0.81%	0.88%
Net investment income	2.02	% (3)	1.93%	1.67%	1.65%	1.72%	1.85%
Portfolio turnover rate	12	% (4)	23%	18%	31%	51%	25%

(1)	Net investment income per share is based on average shares outstanding during the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2019

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers two series: the North Country Equity Growth Fund (the “Growth Fund”) and the North Country Intermediate Bond Fund (the “Bond Fund”, and together with the Growth Fund, the “Funds”). The Growth Fund’s principal investment objective is to provide investors with long-term capital appreciation while the Bond Fund seeks to provide investors with current income and total return with minimum fluctuations of principal value. Both Funds commenced operations on March 1, 2001.

The Bond Fund and the Growth Fund were initially organized on March 26, 1984 under New York law as Collective Investment Trusts sponsored by Glens Falls National Bank & Trust Company. Prior to their conversion to regulated investment companies (mutual funds) investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Security Valuation – Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust’s Fair Value Committee (the “Committee”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security’s fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security. In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of inputs used as of May 31, 2019, in valuing the Funds’ assets carried at fair value.

North Country Equity Growth Fund:

Assets	Level 1	Level 2	Level 3*	Total
Common Stock **	$120,749,290	$—	$—	$120,749,290
Money Market Fund	1,540,044	—	—	1,540,044
Total	$122,289,334	$—	$—	$122,289,334

North Country Intermediate Bond Fund:

Assets	Level 1	Level 2	Level 3*	Total
Corporate Bonds**	$—	$41,210,182	$—	$41,210,182
U.S. Government Agency Obligations	—	31,852,832	—	31,852,832
Money Market Fund	2,839,996	—	—	2,839,996
Total	$2,839,996	$73,063,014	$—	$75,903,010

*	The Funds did not hold any Level 3 investments during the period.

**	See Schedule of Investments for industry classifications.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2016 to November 30, 2018, or expected to be taken in the Fund’s November 30, 2019 year end tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. The Funds identify their major tax jurisdictions as U.S. Federal and New York State.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

Dividends and Distributions – The Bond Fund pays dividends from net investment income on a monthly basis. The Growth Fund will pay dividends from net investment income, if any, on an annual basis. Both Funds will declare and pay distributions from net realized capital gains, if any, annually. Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions – Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Most expenses of the Trust can be directly attributed to a Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with North Country Investment Advisers, Inc. (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% and 0.50% of the average

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

daily net assets of the Growth Fund and Bond Fund, respectively. For the six months ended May 31, 2019, the Adviser received advisory fees of $464,006 from the Growth Fund and $179,997 from the Bond Fund.

The Trust has entered into an Underwriting Agreement with Northern Lights Distributors, LLC (“the Distributor”) to serve as the principal underwriter for each Fund and distributor for each Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Certain officers and/or trustees of the Adviser are also officers/trustees of the Trust.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

NOTE 4. CAPITAL SHARE TRANSACTIONS

At May 31, 2019, there were an unlimited number of shares authorized with no par value. Paid in capital for the Growth Fund and Bond Fund amounted to $55,822,948 and $75,867,550, respectively.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

Transactions in capital shares were as follows:

Growth Fund:
	For the Six Months		For the Year
	ended		Ended
	May 31, 2019		November 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	775,807	$13,325,295	737,387	$13,823,794
Shares issued for reinvestment of dividends	96,505	1,624,182	89,934	1,598,135
Shares redeemed	(695,397)	(12,157,339)	(853,410)	(16,155,625)
Net increase (decrease)	176,915	$2,792,138	(26,089)	$(733,696)

Bond Fund:
	For the Six Months		For the Year
	ended		Ended
	May 31, 2019		November 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	796,321	$8,021,128	1,122,083	$11,136,154
Shares issued for reinvestment of dividends	3,245	32,655	6,565	64,927
Shares redeemed	(691,735)	(6,892,608)	(1,094,721)	(10,845,763)
Net increase	107,831	$1,161,175	33,927	$355,318

NOTE 5. INVESTMENTS

Investment transactions, excluding short-term securities, for the six months ended May 31, 2019 were as follows:

		Bond Fund
		Excluding U.S.	U.S.
		Government	Government
	Growth Fund	Securities	Securities
Purchases	$13,574,649	—	$8,474,352
Sales	$19,802,010	$993,600	$7,015,308

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at May 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Equity Growth	$60,698,197	$62,210,558	$(619,421)	$61,591,137
Intermediate Bond	$74,896,485	$1,267,646	$(261,121)	$1,006,525

NOTE 7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2018 and fiscal year ended November 30, 2017 was as follows:

For the year ended November 30, 2018:
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Growth Fund	$976,439	$7,225,105	$8,201,544
Bond Fund	1,405,670	—	1,405,670

For the year ended November 30, 2017:
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Growth Fund	$526,300	$1,996,231	$2,522,531
Bond Fund	1,300,550	—	1,300,550

As of November 30, 2018, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Growth Fund	$354,182	$8,389,099	$—	$—	$—	$66,204,301	$74,947,582
Bond Fund	14,896	—	—	(394,458)	—	(3,138,364)	(3,517,926)

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

At November 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards and had capital loss carryforwards subject to expiration as follows:

Non-Expiring
	Short-	Long-		CLCF
Fund	Term	Term	Total	Utilized
Growth Fund	$—	$—	$—	$—
Bond Fund	17,976	376,482	394,458	—

NOTE 8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of May 31, 2019, SEI Private Trust Company, an account holding shares for the benefit of others in nominee name, held approximately 87% of the voting securities of the Growth Fund and approximately 96% of the Bond Fund.

NOTE 9. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. Management has early adopted the removal and modification disclosures, as permitted, and will adopt the additional new disclosures at the effective date.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

NOTE 10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring additional adjustment or disclosure in the financial statements.

THE NORTH COUNTRY FUNDS
ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) held on January 22, 2019, a majority of the Board, including a majority of trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (hereafter, the “Independent Trustees”), unanimously approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between North Country Investment Advisers, Inc. (“NCIA” or the “Adviser”) and the Funds. Fund counsel discussed with the Board its fiduciary responsibility to shareholders and the importance of assessing certain specific factors in its deliberations. Prior to the Meeting, the Adviser provided the Board with a number of written materials, including information relating to: a) the terms of the Advisory Agreement and fee arrangements with the Funds; b) the Adviser’s management and investment personnel; c) the financial condition and stability of the Adviser; d) data comparing each Fund’s fees, operating expenses and performance with that of a group of mutual funds in the same category, as determined by Lipper, Inc., that the Funds’ Administrator determined were similar in size to the Funds (each, a “Peer Group”); and e) past performance of each Fund as compared to its respective benchmark. In addition, the Board engaged in in-person discussions with representatives of the Adviser. The Board also met outside the presence of the Adviser to consider this matter and consulted with independent counsel and the Funds’ Chief Compliance Officer.

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board, the Board’s discussions with key personnel of the Adviser, and the Board’s deliberations. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Board, including the Independent Trustees, reviewed the qualifications of the Adviser’s key personnel, including the experience of the Funds’ portfolio managers, and agreed that sharing resources with its parent bank is a positive aspect of the Adviser’s services to the Funds. The Trustees discussed their satisfaction with the Adviser’s compliance program and noted the financial strength and stability of the Adviser. Based on these considerations, the Trustees determined that the Adviser has the capabilities, resources and personnel necessary to manage the Funds and concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Performance of the Adviser. The Independent Trustees discussed in detail the information provided to them regarding each Fund’s performance over various time periods ended December 31, 2018 compared both to its benchmarks, the arithmetic average of the total return of the thirty largest funds in its Lipper category, with respect to the Growth Fund, and to the Bank of America Merrill Lynch Corporate/Government 1-10A Index (a board measure of performance of bonds with maturities of less than 10 years) (the “Bofa Index”), with respect to the Bond Fund. The Trustees noted that the Bond Fund outperformed 2 of the 8 funds in the Peer Group for the 1-year period, but underperformed the Peer Group for the 3-, 5- and 10 year periods. The Trustees further noted that as of December 31, 2018, the Bond Fund underperformed the Barclays US Aggregate Bond Index (the “Barclays Index”) and the BofA Index for the 1-, 3-, 5 - and 10-year periods ended December 31, 2018. The Trustees took into

THE NORTH COUNTRY FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

account that the Bond Fund’s portfolio had been slightly altered when the Fund’s primary benchmark was changed to the Barclay Index on April 1, 2015. The Trustees then noted that the Growth Fund was ranked eighth out of thirteen funds, tenth out of twelve funds, tenth out of twelve funds, and eighth out of ten funds (where the best performance would be for the first fund in its Peer Group) for the 1-, 3 , 5 - - and 10-year periods, respectively. The Trustees further noted that as of December 31, 2018, the Growth Fund underperformed the Lipper Large Cap Growth Index (“Lipper LCG Index”) for the 1-, 3 -, 5- and 10- year periods; outperformed the S&P 500 Index (the “S&P”) for the 1-year period, and underperformed the S&P for the 3-, 5- and 10-year periods. The Trustees considered that the Funds’ performance reflects, in part, the conservative manner in which they are managed and concluded that the investment performance of each Fund was sufficient to warrant continuation of the Advisory Agreement.

Cost of Services. With regard to cost of services and fees and expenses, the Trustees reviewed comparative fees charged by advisers to the Peer Group. The Trustees noted that the Bond Fund’s effective management fee was the highest of the Peer Group, while net expenses as of November 30, 2018 were between the median and the high for the Peer Group. The Trustees also noted that as of November 30, 2018, the Growth Fund’s effective management fee was between the average and the high for the Peer Group, while net expenses were between the average and the high for the Peer Group.

The Trustees agreed to monitor NCIA’s estimated profitability with respect to the Bond Fund and the Bond Fund’s performance. Overall, the Trustees concluded that the cost of the services provided by the Adviser is within a reasonable range and supported continuation of the Advisory Agreement.

Profitability. Trustees considered the Adviser’s profits realized in connection with the operation of the Funds. The Trustees noted that the Adviser was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services to the Funds. The Independent Trustees considered that NCIA had voluntarily limited the overall expense ratio of each Fund from its inception through the fiscal year ended November 30, 2009 and noted that the Funds are continuing to operate within those limitations. The Trustees concluded that, based on the quality of services provided, the profitability of the Adviser’s relationship with the Funds warranted continuation of the Advisory Agreement.

Economies of Scale. The Trustees noted that the Adviser represented that certain efficiencies may be realized when the level of assets under management in each Fund nears $500 million. The Trustees concluded that they would re-visit the issue of certain benefits to the Funds’ shareholders that might ensue from economies of scale following any significant growth in Fund assets or other change in circumstances.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and with the assistance of independent legal counsel, the Board concluded that the overall arrangements provided under the terms of the Advisory Agreement were reasonable, and that continuance of the Advisory Agreement was in the best interests of the Funds’ shareholders.

THE NORTH COUNTRY FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund in The North Country Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at December 1, 2018 and held until May 31, 2019.

Actual Expenses: The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense	Expenses Paid During
	Account Value	Account Value	Ratio	the Period*
	(12/1/18)	(5/31/19)	(Annualized)	(12/1/18 – 5/31/19)
Equity Growth Fund
Actual	$1,000.00	$1,002.30	1.04%	$5.19
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.75	1.04%	$5.24
Intermediate Bond Fund
Actual	$1,000.00	$1,066.80	0.91%	$4.69
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.39	0.91%	$4.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days.

Rev July 2011

FACTS	WHAT DO THE NORTH COUNTRY FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The North Country Funds (“The Funds”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-350-2990

Who we are
Who is providing this notice?	The North Country Funds
What we do
How do The Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How do The Funds collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

●     State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include financial companies such as Glens Falls National Bank and Trust Company and North Country Investment Advisers.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-888-350-2990 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-350-2990.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases . Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/6/19

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer

Date 8/6/19